20 Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of provisions [Line Items]
Provisions, beginning	R$ 1,035,808	R$ 892,862	R$ 1,078,204
Additional provisions	270,575	348,388	162,859
Interest and inflation adjustment	295,777	252,243	124,057
Use of the accrual	(214,689)	(250,280)	(244,077)
Amounts not used (reversal)	(135,169)	(207,405)	(228,181)
Provisions, ending	1,252,302	1,035,808	892,862
Customer claims [member]
Summary of provisions [Line Items]
Provisions, beginning	253,665	290,649	438,619
Additional provisions	16,465	57,314	29,732
Interest and inflation adjustment	19,638	53,929	40,749
Use of the accrual	(78,640)	(99,379)	(141,421)
Amounts not used (reversal)	(50,423)	(48,848)	(77,030)
Provisions, ending	160,705	253,665	290,649
Supplier claims [member]
Summary of provisions [Line Items]
Provisions, beginning	153,654	67,985	332,037
Additional provisions	149,566	54,223	36,100
Interest and inflation adjustment	201,259	102,686	21,161
Use of the accrual	(68,801)	(42,948)	(308,253)
Amounts not used (reversal)	(24,944)	(28,292)	(13,060)
Provisions, ending	410,734	153,654	67,985
Other civil claims [member]
Summary of provisions [Line Items]
Provisions, beginning	93,910	98,302	114,544
Additional provisions	15,944	28,888	22,578
Interest and inflation adjustment	11,109	18,713	12,939
Use of the accrual	(23,009)	(9,766)	(16,146)
Amounts not used (reversal)	(11,871)	(42,227)	(35,613)
Provisions, ending	86,083	93,910	98,302
Tax claims [member]
Summary of provisions [Line Items]
Provisions, beginning	59,143	63,335	77,100
Additional provisions	4,333	11,821	10,763
Interest and inflation adjustment	2,737	2,918	4,157
Use of the accrual	(1,875)	(4,982)	(2,490)
Amounts not used (reversal)	(4,660)	(13,949)	(26,195)
Provisions, ending	59,678	59,143	63,335
Labor claims [member]
Summary of provisions [Line Items]
Provisions, beginning	325,129	302,935	299,842
Additional provisions	61,782	167,995	83,499
Interest and inflation adjustment	35,541	61,483	32,290
Use of the accrual	(61,039)	(112,084)	(44,900)
Amounts not used (reversal)	(44,533)	(95,200)	(67,796)
Provisions, ending	316,880	325,129	302,935
Environmental claims [member]
Summary of provisions [Line Items]
Provisions, beginning	192,950	170,419	160,446
Additional provisions	35,392	42,198	33,392
Interest and inflation adjustment	27,718	24,358	18,294
Use of the accrual	0	(312)	(115)
Amounts not used (reversal)	(6,478)	(43,713)	(41,598)
Provisions, ending	249,582	192,950	170,419
Subtotal [member]
Summary of provisions [Line Items]
Provisions, beginning	1,078,451	993,625	1,422,588
Additional provisions	283,482	362,439	216,064
Interest and inflation adjustment	298,002	264,087	129,590
Use of the accrual	(233,364)	(269,471)	(513,325)
Amounts not used (reversal)	(142,909)	(272,229)	(261,292)
Provisions, ending	1,283,662	1,078,451	993,625
Escrow deposits [member]
Summary of provisions [Line Items]
Provisions, beginning	(42,643)	(100,763)	(344,384)
Additional provisions	(12,907)	(14,051)	(53,205)
Interest and inflation adjustment	(2,225)	(11,844)	(5,533)
Use of the accrual	18,675	19,191	269,248
Amounts not used (reversal)	7,740	64,824	33,111
Provisions, ending	R$ (31,360)	R$ (42,643)	R$ (100,763)